OTHER INCOME, BY FUNCTION (Details) - Schedule of other income by function - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Other Income By Function Abstract
Tours		$ 24,068	$ 11,209	$ 22,499
Aircraft leasing		18,164	6,852	46,045
Customs and warehousing		30,323	27,089	25,138
Maintenance		7,995	15,602	18,579
Income from non-airlines products latam pass		23,954	40,481	42,913
Other miscellaneous income	[1]	49,782	126,098	255,828
Total		$ 154,286	$ 227,331	$ 411,002

[1]	Included within this amount are ThUS$30,408 in December 2022, ThUS$118,188 in December 2021 and ThUS$ 132,467 in 2020 and related to the compensation of Delta Air Lines Inc. for the JBA signed in 2019.